INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense from Continuing Operations

Our income tax expense from continuing operations consisted of the following:

	For the Years Ended December 31,
(in thousands)	2012	2011	2010
Current:
Federal	$2,329	$63	$11
State	5,825	244	292
Deferred:
Federal	28,216	8,524	4,741
State	2,179	(561)	456

Income Tax Expense	$38,549	$8,270	$5,500

Reconciliation of Income Tax Expense (Benefit) Using Statutory Rate Compared With Actual Income Tax Expense

A reconciliation of income tax expense (benefit) using the statutory U.S. income tax rate compared with actual income tax expense is as follows (in thousands):

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Income before noncontrolling interests and income taxes	$94,971	$26,358	$13,558
Statutory U.S. income tax rate	35.0%	35.0%	35.0%

Tax expense recognized using statutory U.S. income tax rate	$33,240	$9,225	$4,745
Change in estimated future state rate	(7)	612	77
Permanent differences	52	176	33
Change in valuation allowance	(131)	1,031	0
Other	(493)	(4,092)	52

Adjusted federal income tax expense	$32,661	$6,952	$4,907
State income tax expense	5,888	1,318	593

Total income tax expense	$38,549	$8,270	$5,500

Effective income tax rate	40.6%	31.4%	40.6%

Components of Deferred Tax Liabilities (Assets)

Deferred tax assets (liabilities) are comprised of the following at December 31, 2012 and 2011:

	For the Years Ended December 31,
(in thousands)	2012	2011
Tax effects of temporary differences for:
Current:
Assets:
G&G amortization	$0	1,020
Future sale proceeds held in escrow	2,947	0
Non-cash compensation plans	714	0
Valuation allowance	0	(175)
Other	306	329

Total current deferred tax assets	3,967	1,174
Liabilities:
Unrealized gain on derivatives	(4,365)	(3,315)
Other	(141)	0

Total current deferred tax liabilities	(4,506)	(3,315)

Net total current deferred tax liability	(539)	(2,141)

Long-Term:
Assets:
Asset retirement obligation	10,211	7,704
Valuation allowance	(1,732)	(1,688)
Non-cash compensation plans	2,090	2,095
Net operating loss carryforward	4,384	15,714
Organization costs	689	763
Deferred revenue	1,487	0
AMT credits	1,380	74
Other	593	301

Total long-term deferred tax assets	19,102	24,963
Liabilities:
Unrealized gain on derivatives	0	(3,010)
Timing differences—tax partnerships	(5,873)	(1,818)
Book basis of oil and gas properties in excess of tax basis	(36,805)	(18,434)
Other	(49)	(58)

Total long-term deferred tax liabilities	(42,727)	(23,320)

Net total long-term deferred tax asset (liability)	(23,625)	1,643

Expirations by Year for Federal and State Net Operating Loss Carryforwards

The following table shows expirations by year for federal and state net operating loss carryforwards (all figures presented are tax effected):

Year of Expiration	Net Operating Loss Carryforwards (in thousands)
2020	$58
2021	259
2022	64
2023	0
2024	1,091
2025	0
2026	0
2027	0
2028	0
2029	0
2031	2,912

Total	4,384